Note 14 - Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments Disclosure [Text Block]

18. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 7.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, margin deposits, accounts receivable, net (included in current and non-current assets), derivative contracts (foreign currency options, FFAs, bunkers swap agreements and EUA futures), seller’s credit in relation to the sale of four vessels (Note 5) and due from related parties. The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company seeks to limit its exposure by diversifying among counterparties with high credit ratings and/or clearing certain of its derivative contracts via established clearing houses. The Company also limits its accounts receivable credit risk by performing ongoing credit evaluations of its customers’ financial condition. The Company receives charter hires in advance and thus, generally, does not require collateral for its accounts receivable. Furthermore, and with respect to the seller’s credit provided, the Company has entered into an intercreditor agreement with the new financiers of the four vessels upon their sale, to protect its rights (Note 3(d)).

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of cash and cash equivalents, restricted cash, accounts receivable, net, margin deposits, accounts payable and due from/ to related parties, approximate their respective fair values due to the short maturity. The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of the FFAs, the bunker swap agreements, EUA futures and foreign currency options discussed in Note 16 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data.

The fair value of the forward freight agreements, the EUA futures, bunker swap agreements and foreign currency options discussed in Note 16 determined through Level 2 of the fair value hierarchy as of December 31, 2025, amounted to a net liability of $557.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward Freight Agreements - liability position	$(316)	$-	$(316)	$-
EUA futures - asset position	291	-	291	-
Foreign currency options - asset position	268	-	268	-
Bunker swap agreements - liability position	(800)	-	(800)	-
Total	$(557)	$-	$(557)	$-

Assets measured at fair value on a non-recurring basis:

In the course of Held for sale classification of the vessels Pythias and Bernis that took place in June 2025, the Company performed fair value measurements of these vessels amounting to $19,453, in the aggregate, determined using Level 2 inputs within the fair value hierarchy. In addition, in the course of Held for sale classification of the vessel Parity that took place in September 2025, the Company performed fair value measurements of the vessel amounting to $11,250, determined using Level 2 inputs within the fair value hierarchy.

Costamare Bulkers Holdings Limited Predecessor [Member]
Financial Instruments Disclosure [Text Block]

14. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 7.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, margin deposits, accounts receivable, net (included in current and non-current assets), due from related parties and derivative contracts (interest rate caps, FFAs, bunkers swap agreements and EUA futures). The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings and/or clearing certain of its derivative contracts via established clearing houses. The Company also limits its accounts receivable credit risk by performing ongoing credit evaluations of its customers’ financial condition. The Company receives charter hires in advance and thus generally does not require collateral for its accounts receivable. In addition, the Company follows standardized established policies which include monitoring of the counterparties’ financial performance, debt covenants (including vessels values), and shipping industry trends.

(c) Fair value: The carrying amounts reflected in the accompanying predecessor combined carve-out balance sheet of cash and cash equivalents, restricted cash, accounts receivable, net, margin deposits, accounts payable, due from/ to related parties and related party loans, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of the interest rate cap agreements, the FFAs, the bunker swap agreements and EUA Futures discussed in Note 13 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data.

The fair value of the forward freight agreements, the EUA futures and bunker swap agreements discussed in Note 13(c) determined through Level 2 of the fair value hierarchy as of December 31, 2024, amounted to a net liability of $19,295.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
EUA futures-asset position	$307	$-	$307	$-
Forward Freight Agreements-liability position	(19,155)	-	(19,155)	-
Bunker swap agreements-asset position	37	-	37	-
Bunker swap agreements-liability position	(484)	-	(484)	-
Total	$(19,295)	$-	$(19,295)	$-

Assets measured at fair value on a non-recurring basis:

In the course of Held for sale classification of the vessel Resource that took place on  April 22, 2025, the Company performed fair value measurements of the vessel amounting to $7,801, determined using Level 2 inputs within the fair value hierarchy (Note 5). In addition, in the course of Held for sale classification of the vessels Konstantinos and Progress that took place in December 2023, the Company performed fair value measurements of these vessels amounting to $20,790 determined using Level 2 inputs within the fair value hierarchy (Note 5).

During the period from January 1, 2025 to May 6, 2025, the Company recorded an impairment loss in relation to one of its dry bulk vessels in the amount of $179 (Note 5). As of March 31, 2025, the fair value of the vessel amounting to $10,750 was determined through Level 2 input of the fair value hierarchy. During the year ended December 31, 2023, the Company recorded an impairment loss in relation to two of its dry bulk vessels in the amount of $434 (Note 5). As of September 30, 2023 and December 31, 2023, the fair value of these vessels amounting to $14,000 and $10,250, respectively, was determined through Level 2 inputs of the fair value hierarchy.